Net Fee and Commission Income (Tables)	12 Months Ended
Dec. 31, 2021
Fee and commission income (expense) [abstract]
Summary of Net Fee and Commission Income

			Group
	2021	2020(2)	2019(2)
	£m	£m	£m
Fee and commission income:
Current account and debit card fees	478	484	754
Insurance, protection and investments	67	65	69
Credit cards	73	66	86
Non-banking and other fees(1)	76	66	134
Total fee and commission income	694	681	1,043
Total fee and commission expense	(414)	(363)	(416)
Net fee and commission income	280	318	627
(1) Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(2) Restated to reflect the presentation of discontinued operations, as set out in Note 43.